STOCKHOLDERS’ (DEFICIT) EQUITY - Convertible Note Exercises (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2022
Debt Instrument [Line Items]
Debt instrument, convertible price (in dollars per share)			$ 8.00
Conversion of Convertible Notes
Debt Instrument [Line Items]
Debt conversion, converted amount	$ 0	$ 1,600,000
Debt conversion, converted instrument, shares issued (in shares)		0.2
Convertible Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 514,800,000
Debt instrument, increase		$ 31,400,000
Debt instrument, convertible price (in dollars per share)			$ 8.00